Shareholder Report, Line Graph (Details) 197049_Direxion Monthly S-P 500 Bull 1.75X Fund_Investor_TSR Annual {Investor} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Monthly S&P 500® Bull 1.75X Fund
Accumulated Value	$ 58,497	$ 48,376	$ 34,292	$ 28,551	$ 38,473	$ 23,432	$ 17,230	$ 17,708	$ 13,033	$ 10,000	$ 75,885
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 34,718	$ 29,960	$ 23,566	$ 20,325	$ 22,895	$ 17,455	$ 14,315	$ 13,909	$ 11,623	$ 10,000	$ 41,793